Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Personal (Detail) - Retail [member] - Personal [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,043	$ 1,079
Provision for credit losses
Originations	23	26
Maturities	(37)	(46)
Changes in risk, parameters and exposures	183	38
Write-offs	(112)	(86)
Recoveries	29	30
Exchange rate and other	0	(3)
Balance at end of period	1,129	1,038
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	285	422
Provision for credit losses
Transfers to Stage 1	150	170
Transfers to Stage 2	(23)	(22)
Transfers to Stage 3		(1)
Originations	23	26
Maturities	(12)	(21)
Changes in risk, parameters and exposures	(138)	(171)
Exchange rate and other	1	1
Balance at end of period	286	404
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	661	569
Provision for credit losses
Transfers to Stage 1	(150)	(169)
Transfers to Stage 2	23	22
Transfers to Stage 3	(13)	(12)
Maturities	(25)	(25)
Changes in risk, parameters and exposures	231	162
Exchange rate and other	(2)
Balance at end of period	725	547
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	97	88
Provision for credit losses
Transfers to Stage 1		(1)
Transfers to Stage 3	13	13
Changes in risk, parameters and exposures	90	47
Write-offs	(112)	(86)
Recoveries	29	30
Exchange rate and other	1	(4)
Balance at end of period	$ 118	$ 87